Annual Operating Expenses {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-11 - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund
	Sep. 29, 2021
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%	[1]

[1]	(a)Adjusted to reflect current fees.